UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                   FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) [  ] is a restatement
                   [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         J. Bush & Co., Incorporated
         55 Whitney Avenue
         New Haven, CT  06510

13F File Number:     28-3034

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Mary Milman
Title:        Financial Operations Principal
Phone:        203-777-5900

Signature, Place, and Date of Signing

    Mary Milman    New Haven, CT       August 23, 1999

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT

[  ]          13F NOTICE

[  ]          13 COMBINATION REPORT.

List of Other managers Reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0


Form 13F Information Table Value Total:          $302,341,000

List of Other Included managers:

No. 13F File Number          Name


J. Bush & Co., Inc.
                                                              FORM 13F
                                                               Master
                                                            June 30,
1999



Voting Authority


--------------------------
                                                           Value
Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn
Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- ----
---- --- ---- ------- ------------ -------- -------- --------

AMERICA ON LINE                COM              02364J104    12687
115338 SH       Sole                   115338
AMERICAN INTERNATIONAL GROUP   COM              026874107    12912
110124 SH       Sole                   110124
APOLLO GROUP                   COM              037604105     2257
84957 SH       Sole                    84957
AT&T CORP.                     COM              001957109      419
7504 SH       Sole                     7504
BANK ONE CORP COM              COM              06423A103      491
8237 SH       Sole                     8237
BELL ATLANTIC CORP             COM              077853109      466
7128 SH       Sole                     7128
BP AMOCO                       COM              056222102     2184
20134 SH       Sole                    20134
BRISTOL MYERS SQUIBB CO.       COM              110122108     2023
28720 SH       Sole                    28720
BROADCOM CORP                  COM              111320107    11896
82293 SH       Sole                    82293
CARDINAL HEALTH INC. COM       COM              14149Y108    10604
165366 SH       Sole                   165366
CHOCK FULL O'NUTS              COM              170268106      104
10000 SH       Sole                    10000
CISCO SYSTEMS INC              COM              17275R102    27067
420049 SH       Sole                   420049
CITIGROUP                      COM              172967101      449
10237 SH       Sole                    10237
COCA-COLA                      COM              191216100      393
6331 SH       Sole                     6331
COMMONWEALTH ENERGY            COM              202800108      536
12763 SH       Sole                    12763
DOLLAR GENERAL CORP            COM              256669102    11784
406345 SH       Sole                   406345
ELI LILLY AND CO.              COM              532457108      265
3704 SH       Sole                     3704
EMC CORP.                      COM              268648102    26145
475365 SH       Sole                   475365
EXXON CORP                     COM              277461109     1487
19278 SH       Sole                    19278
GENERAL ELECTRIC               COM              369604103    24382
215769 SH       Sole                   215769
GILLETTE COMPANY               COM              375766102      480
11700 SH       Sole                    11700
GTE CORP                       COM              362320103      226
2990 SH       Sole                     2990
HARTFORD FINANCIAL SERVICES    COM              416515104      222
3800 SH       Sole                     3800
IBM                            COM              459200101      379
2932 SH       Sole                     2932
INTEL CORP                     COM              458140100     9983
167782 SH       Sole                   167782
JOHNSON & JOHNSON              COM              478160104      670
6837 SH       Sole                     6837
KAMAN CORP                     COM              483548103      294
18714 SH       Sole                    18714
LOEWS CORP.                    COM              540424108      541
6834 SH       Sole                     6834
LOGIMETRICS INC CLASS A        COM              541410106        6
20000 SH       Sole                    20000
LUCENT TECHNOLOGIES            COM              549463107    19887
294896 SH       Sole                   294896
MBNA CORP                      COM              55262L100      304
9918 SH       Sole                     9918
MCI WORLDCOM INC.              COM              55268B106    22401
260287 SH       Sole                   260287
MERCK & CO                     COM              589331107    13706
186164 SH       Sole                   186164
MERIDIAN DIAGNOSTICS           COM              589602101       71
10000 SH       Sole                    10000
MICROSOFT CORP                 COM              594918104    23508
260656 SH       Sole                   260656
MOBIL CORP                     COM              607059102     1403
14206 SH       Sole                    14206
MORGAN J.P.                    COM              616880100      849
6045 SH       Sole                     6045
NETWORK APPLIANCE INC.         COM              64120l104     5537
99098 SH       Sole                    99098
NEW CENTURIES ENERGIES         COM              64352U103      729
18781 SH       Sole                    18781
OMNICOM GROUP INC.             COM              681919106      397
4964 SH       Sole                     4964
PENNEY J.C. CO                 COM              708160106      345
7100 SH       Sole                     7100
PFIZER INC.                    COM              717081103     9749
89440 SH       Sole                    89440
PROCTER & GAMBLE               COM              742718109     1871
20969 SH       Sole                    20969
PROGRESSIVE CORP., OHIO        COM              743315103      254
1750 SH       Sole                     1750
QWEST COMMUNICATIONS           COM              749121109      209
6326 SH       Sole                     6326
RIGGS NATIONAL CORP.           COM              966570103      206
10000 SH       Sole                    10000
SBC COMMUNICATIONS INC.        COM              78387G103      382
6586 SH       Sole                     6586
STARBUCKS CORP.                COM              855244109      267
7100 SH       Sole                     7100
SUN MICROSYSTEMS               COM              866810104     3665
53210 SH       Sole                    53210
TCF FINANCIAL CORP             COM              872275102     1364
48923 SH       Sole                    48923
TEXACO                         COM              881694103      374
6000 SH       Sole                     6000
TIME WARNER INC.               COM              887315109      290
4000 SH       Sole                     4000
WALMART STORES                 COM              931142103    15730
326019 SH       Sole                   326019
WELLS FARGO CORPORATION        COM              949746101    13719
320911 SH       Sole                   320911
WHOLE FOOD MARKET INC          COM              966837106     3773
78510 SH       Sole                    78510
REPORT SUMMARY                 55 DATA RECORDS              302341
0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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